Document And Entity Information	9 Months Ended
Sep. 30, 2011
Entity Registrant Name	AirTouch Communications, Inc.
Entity Central Index Key	0001403720
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2011
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2011

Condensed Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2011		Dec. 31, 2010
Current assets
Cash	$ 5,914,380		$ 201,299
Certificate of deposit	2,000,000		0
Restricted certificate of deposit	30,020		0
Inventory	710,462		329,118
Prepaid expenses	318,213		1,000
Deferred financing costs	0		46,400
Total current assets	8,973,075		577,817
Deposits	18,984		23,394
Equipment, net	240,555		155,847
Intangible assets, net	183,386		183,228
Total assets	9,416,000		940,286
Current liabilities
Accounts payable	85,316		390,618
Accrued expenses	357,211		576,442
Current portion of capital lease obligation	7,703		6,181
Notes payable	0		94,500
Convertible notes payable	0		3,035,000
Derivative liability	0		55,413
Total current liabilities	450,230		4,158,154
Capital lease obligation, net of current portion	2,339		8,328
Total liabilities	452,569		4,166,482
Stockholders' equity (deficit)
Preferred stock, 25,000,000 shares authorized, par value $0.001, none issued or outstanding	0		0
Common stock, 100,000,000 shares authorized, par value $0.001, 19,217,826 and 7,114,712 shares issued and outstanding as of September 30, 2011 and December 31, 2010, respectively.	19,218	[1]	7,115	[1]
Additional paid-in capital	22,185,503	[1]	3,453,485	[1]
Noncontrolling interest in variable interest entity	94,849		0
Accumulated deficit	(13,336,139)		(6,686,796)
Total stockholders' equity (deficit)	8,963,431		(3,226,196)
Total liabilities and stockholders' equity (deficit)	$ 9,416,000		$ 940,286

[1]	The December 31, 2010 capital accounts of the Company have been retroactively restated to reflect the equivalent number of the common shares based on the exchange ratio of the merger transaction. See Note 2.

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011		Dec. 31, 2010
Stockholders' equity (deficit)
Preferred stock, shares authorized (in shares)	25,000,000		25,000,000
Preferred stock, par value (in dollars per share)	$ 0.001		$ 0.001
Preferred stock, shares issued (in shares)	0		0
Preferred stock, shares outstanding (in shares)	0		0
Common stock, shares authorized (in shares)	100,000,000	[1]	100,000,000	[1]
Common stock, par value (in dollars per share)	$ 0.001	[1]	$ 0.001	[1]
Common stock, shares issued (in shares)	19,217,826	[1]	7,114,712	[1]
Common stock, shares outstanding (in shares)	19,217,826	[1]	7,114,712	[1]

[1]	The December 31, 2010 capital accounts of the Company have been retroactively restated to reflect the equivalent number of the common shares based on the exchange ratio of the merger transaction. See Note 2.

Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended				9 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2011		Sep. 30, 2010
Income Statement [Abstract]
Net revenue	$ 0		$ 138,910		$ 477,217		$ 142,844
Cost of sales	0		131,021		354,399		133,091
Gross profit (loss)	0		7,889		122,818		9,753
Operating expenses
Research and development	639,050		213,837		1,679,259		954,238
Selling, general, and administrative	1,048,346		534,999		2,027,732		1,632,474
Total operating expenses	1,687,396		748,836		3,706,991		2,586,712
Net loss from operations	(1,687,396)		(740,947)		(3,584,173)		(2,576,959)
Other (income) expenses
Gain on cancellation of debt	0		0		0		(227,376)
Interest expense	11,946		80,614		712,732		368,537
Finance charge	11,137		0		316,009		0
Option/Warrant liability expenses	125,306		0		387,703		0
Change in fair value of derivative liability	0		23,430		(31,907)		0
Adjustment in fair value of warrants issued	0		0		1,176,222		0
Other expense	393,018		(65,675)		424,861		25,080
Total other expenses, net	541,407		38,369		2,985,620		166,241
Net loss	(2,228,803)		(779,316)		(6,569,793)		(2,743,200)
Gain attributable to noncontrolling interest in variable interest entity	99,623		0		79,549		0
Net Loss attributable to the Company	$ (2,328,426)		$ (779,316)		$ (6,649,342)		$ (2,743,200)
Loss per share-basic and diluted	$ (0.12)		$ (0.15)		$ (0.56)		$ (0.59)
Weighted average common shares outstanding - basic and diluted	19,217,826	[1]	5,120,317	[1]	11,789,172	[1]	4,678,631	[1]

[1]	The capital accounts of the Company have been retroactively restated to reflect the equivalent number of common shares based on the exchange ratio of the merger transaction in determining the basic and diluted weighted average shares. See Note 2.

Condensed Consolidated Statements Of Changes In Stockholders' Deficit (Unaudited) (USD $)	Common stock	Additional paid in capital	Noncontrolling Interest	Accumulated deficit	Total
Balance at Dec. 31, 2009	$ 5,353	$ 1,053,259		$ (1,836,421)	$ (777,809)
Balance (in shares) at Dec. 31, 2009	5,352,984
Sale of common stock	929	1,399,127		0	1,400,056
Sale of common stock (in shares)	928,564
Issuance of common stock in lieu of interest	2	5,962		0	5,964
Issuance of common stock in lieu of interest (in shares)	2,043
Cancellation of common stock	(86)	79		0	(7)
Cancellation of common stock (in shares)	(85,633)
Conversion of debt, including accrued interest, into common stock	917	995,058		0	995,975
Conversion of debt, including accrued interest, into common stock (in shares)	916,754
Net loss	0	0		(4,850,375)	(4,850,375)
Balance at Dec. 31, 2010	7,115	3,453,485		(6,686,796)	(3,226,196)
Balance (in shares) at Dec. 31, 2010	7,114,712				7,114,712	[1]
Sale of common stock	205	249,796			250,001
Sale of common stock (in shares)	205,463
Conversion of warrants into common stock	180	104,820			105,000
Conversion of warrants	180	104,820			105,000
Conversion of warrants into common stock (in shares)	179,825
Conversion of warrants (in shares)	179,825
Recapitalization	1,083	(1,083)
Recapitalization (in shares)	1,083,333
Stock option expense	0	37,078			37,078
Net loss	0	0		(2,304,682)	(2,304,682)
Balance at Mar. 31, 2011	8,583	3,844,096		(8,991,478)	(5,138,799)
Balance (in shares) at Mar. 31, 2011	8,583,333
Stock option expense	0	101,346		0	101,346
Change in fair value of derivative liability	0	1,869,906		0	1,869,906
Noncontrolling interest in variable interest entity	0	0	(4,774)	0	(4,774)
Conversion of debt, including accrued interest, into common stock	2,753	5,503,675		0	5,506,428
Conversion of debt, including accrued interest, into common stock (in shares)	2,753,214
Net loss	0	0		(2,016,234)	(2,016,234)
Balance at Jun. 30, 2011	11,336	11,319,023	(4,774)	(11,007,712)	317,873
Balance (in shares) at Jun. 30, 2011	11,336,547
Sale of common stock	6,000	10,657,080		0	10,663,080
Sale of common stock (in shares)	6,000,000
Conversion of warrants into common stock	1,959	(1,959)		0
Conversion of warrants	1,959	(1,959)		0
Conversion of warrants into common stock (in shares)	1,958,779
Conversion of warrants (in shares)	1,958,779
Stock option expense	0	125,307		0	125,307
Stock issued for service provided	48	85,927			85,975
Stock issued for service provided (in shares)	47,500
Noncontrolling interest in variable interest entity	0	0	99,623	0	99,623
Cancellation of common stock	(125)	(125)
Cancellation of common stock (in shares)	(125,000)
Net loss	0	0		(2,328,426)	(2,328,426)
Balance at Sep. 30, 2011	$ 19,218	$ 22,185,503	$ 94,849	$ (13,336,139)	$ 8,963,431
Balance (in shares) at Sep. 30, 2011	19,217,826				19,217,826	[1]

[1]	The December 31, 2010 capital accounts of the Company have been retroactively restated to reflect the equivalent number of the common shares based on the exchange ratio of the merger transaction. See Note 2.

Condensed consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Operating Activities :
Net loss	$ (6,569,793)	$ (2,743,200)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	40,695	78,561
Conversion of accrued interest into common stock	0	25,084
Share-based compensation for services rendered	85,975
Stock based compensation	349,705	243,501
Change in fair value of derivative liability	1,814,493	0
Changes in operating assets and liabilities
Accounts receivable	0	(31,942)
Inventory	(381,344)	(418,128)
Prepaid expenses	(317,213)	(34,773)
Deposit	4,410	0
Deferred financing costs	46,400	(55,800)
Accounts payable	(305,302)	300,564
Accrued expenses	(219,231)	(183,166)
Net cash used in operating activities	(5,537,180)	(2,819,299)
Investing Activities:
Investment in patents	(14,927)	(14,737)
Investment in of certificates of deposit	(2,030,020)	0
Purchases of equipment	(110,634)	(79,214)
Net cash used in investing activities	(2,155,581)	(93,951)
Financing Activities:
Proceeds from the sale of convertible notes	2,471,428	2,510,000
Proceeds from the sale of common stock, net of costs	11,018,081	650,055
Proceeds from noncontrolling interest	15,300	0
Payments on lease obligation	(4,467)	0
Payments on notes payable	(94,500)
Payments on notes payable - related party	0	(120,000)
Payments on convertible notes payable	0	(30,000)
Net cash provided by financing activities	13,405,842	3,010,055
Net increase in cash	5,713,081	96,805
Cash at beginning of period	201,299	36,505
Cash at end of period	5,914,380	133,310
Supplemental disclosure of cash flow information
Cash paid for interest	69,240	181,723
Supplemental disclosure of non-cash financing transactions
Issuance of common stock in lieu of interest payments	0	5,964
Conversion of debt into common stock	0	500,000
Payment of equipment by capital lease		22,956
Gain on cancellation of debt	0	227,376
Issuance of common stock in exchange for cancellation of debt	0	231,562
Issuance of common stock for services	$ 105,000	$ 0

Waxess USA Balance Sheets (Waxess USA, Inc., USD $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets
Cash	$ 201,299	$ 36,505	$ 15,489
Inventory	329,118	0
Prepaid expenses	1,000	0
Deferred financing costs	46,400	0
Total current assets	577,817	36,505
Deposits	23,394	0
Equipment, net	155,847	119,800
Patents, net	183,228	186,327
Total assets	940,286	342,632
Current liabilities
Accounts payable	390,618	0
Accrued expenses	576,442	238,879
Current portion of capital lease obligation	6,181	0
Notes payable-related party	0	351,562
Notes payable	94,500	0
Convertible notes payable	3,035,000	530,000
Derivative liability	55,413	0
Total current liabilities	4,158,154	1,120,441
Capital lease obligation, net of current portion	8,328
Total liabilities	4,166,482	1,120,441
Stockholders' deficit
Common stock, 10,000,000 shares authorized, no par value, 5,934,704 and 4,465,167 shares issued and outstanding as of December 31, 2010 and 2009, respectively	0	0
Additional paid-in capital	3,460,600	1,058,612
Accumulated deficit	(6,686,796)	(1,836,421)
Total stockholders' equity (deficit)	(3,226,196)	(777,809)	(810,470)
Total liabilities and stockholders' equity (deficit)	$ 940,286	$ 342,632

Waxess USA Balance Sheets (Parenthetical) (Waxess USA, Inc., USD $)	Dec. 31, 2010	Dec. 31, 2009
Common stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0	$ 0
Common stock, shares issued	5,934,704	4,465,167

Waxess USA Statements of Operations (Waxess USA, Inc., USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Net revenue	$ 160,441	$ 147,661
Cost of sales	328,036	116,886
Gross profit (loss)	(167,595)	30,775
Operating expenses
Research and development	1,803,809	79,084
Selling, general, and administrative	2,162,700	914,272
Total operating expenses	3,966,509	993,356
Net loss from operations	(4,134,104)	(962,581)
Other expense
Interest expense	427,301	63,370
Other expense, net	288,970	0
Total other expense, net	716,271	63,370
Net loss	$ (4,850,375)	$ (1,025,951)
Loss per share-basic and diluted	$ (0.98)	$ (0.24)
Weighted average common shares outstanding	4,969,617	4,329,714

Waxess USA Statements of Cash Flows (Waxess USA, Inc., USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Operating Activities:
Net loss	$ (4,850,375)	$ (1,025,951)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	84,599	115,893
Conversion of accrued interest into common stock	26,877	0
Write down of inventory	167,081	0
Gain on cancellation of debt	(227,231)	0
Stock based compensation	243,500	304,746
Changes in operating assets and liabilities
Inventory	(496,199)	0
Deferred financing costs	(46,400)	0
Deposit and prepaid expenses	(24,394)	0
Accounts payable	485,188	(201,390)
Accrued expenses	564,678	34,626
Net cash used in operating activities	(4,072,676)	(772,076)
Investing Activities:
Investment in patents	(18,322)	(16,639)
Purchases of equipment	(76,268)	(5,800)
Net cash used in investing activities	(94,590)	(22,439)
Financing Activities:
Proceeds from the sale of bridge notes	3,035,000	0
Proceeds from the sale of common stock	1,400,056	249,980
Proceeds (payments) from convertible notes payable	(30,000)	530,000
Payments on lease obligation	(8,409)	0
Proceeds (payments) on notes payable - related party	(120,000)	35,551
Derivative liability	55,413	0
Net cash provided by financing activities	4,332,060	815,531
Net increase in cash	164,794	21,016
Cash at beginning of period	36,505	15,489
Cash at end of period	201,299	36,505
Supplemental disclosure of cash flow information
Cash paid for interest	2,410	90,000
Supplemental disclosure of non-cash financing transactions
Conversion of debt, including accrued interest, into common stock	995,975	503,474
Issuance of common stock in lieu of interest payments	5,964	0
Purchase of equipment by capital lease	22,956	0
Conversion of accounts payable to notes payable	$ 94,500	$ 0

Waxess USA Statements Of Changes In Stockholders' Deficit (USD $)	Common stock	Additional paid in capital USD ( $)	Accumulated deficit USD ( $)
Balance at Dec. 31, 2008		$ 412	$ (810,470)
Balance (in shares) at Dec. 31, 2008	4,117,960
Conversion of convertible note into common stock, shares	173,836
Conversion of convertible note into common stock, value		503,474
Sale of common stock, shares	78,572
Sale of common stock, value		249,980
Issuance of common stock for service provided, shares	94,799
Issuance of common stock for service provided, value		304,746
Net loss			(1,025,951)
Balance at Dec. 31, 2009		1,058,612	(1,836,421)
Balance (in shares) at Dec. 31, 2009	4,465,167
Sale of common stock, shares	774,557
Sale of common stock, value		1,400,056
Issuance of common stock in lieu of interest, shares	1,704
Issuance of common stock in lieu of interest, value		5,964
Cancelled common stock, shares	(71,430)	(7)
Conversion of debt, including accrued interest, into common stock, shares	764,706
Conversion of debt, including accrued interest, into common stock, value		995,975
Net loss			(4,850,375)
Balance at Dec. 31, 2010		$ 3,460,600	$ (6,686,796)
Balance (in shares) at Dec. 31, 2010	5,934,704

ORGANIZATION AND BUSINESS (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
ORGANIZATION AND BUSINESS

1. ORGANIZATION AND BUSINESS

Waxess USA, Inc. was incorporated on February 4, 2008 under the laws of the state of Delaware.  On February 4, 2011, Waxess USA, Inc. merged with Waxess Acquisition Corp., a wholly owned Delaware subsidiary of Waxess Holdings, Inc., formerly International Vineyard, Inc.,  a publicly held Delaware shell corporation with minimal assets and no operations (the “Merger”).  Upon closing of the transaction, Waxess USA, Inc., the surviving corporation in the Merger with Waxess Acquisition Corp., became a wholly-owned subsidiary of Waxess Holdings, Inc. (sometimes referred to hereinafter as “Subsidiary”).

On February 3, 2011, Waxess Holdings, Inc. filed an Amended and Restated Certificate of Incorporation in order to, among other things, increase the authorized capital stock to 125,000,000 shares, which is divided into two classes as follows: 100,000,000 shares of Common Stock, par value  $0.001 per share, and 25,000,000 shares of “blank check” preferred stock, par value  $0.001 per share.  Unless the context specifies otherwise, as discussed in Note 2, references to the “Company” refers to Waxess Holdings, Inc. and Waxess USA, Inc. after the Merger.

At the closing of the Merger, each share of Waxess USA, Inc.’s common stock issued and outstanding immediately prior to the closing of the Merger was exchanged for the right to receive 1.19883186 shares of common stock of Waxess Holdings, Inc.  Accordingly, an aggregate of 7,500,000 shares of common stock of Waxess Holdings, Inc. were issued to the holders of Waxess USA, Inc.’s common stock.

In connection with the Merger, 8,141,042 shares of common stock were cancelled resulting in 1,083,333 shares of common stock held by persons who were stockholders of Waxess Holdings, Inc. prior to the Merger remaining outstanding.  These 1,083,333 shares constitute “public float” and are the only shares of registered common stock and accordingly are the only shares available for resale without further registration or an exemption therefrom.

On July 21, 2011, the Company filed an amendment to its Certificate of Incorporation with the Secretary of State of Delaware to change its name to “AirTouch Communications, Inc.”  The Company is engaged in the development and marketing of phone terminals capable of converging traditional landline, cellular and data services based on its patent portfolio.  Waxess USA currently offers its cell@home product through various channels, including several of the major US carriers, and is working to bring its higher performance, lower cost next generation Home Connex and Focal Point products to the market. On August 26, 2011, Waxess USA filed an amendment to its Articles of Incorporation with the Secretary of State of California to change its name to “AirTouch, Inc.”

REVERSE MERGER ACCOUNTING (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
REVERSE MERGER ACCOUNTING

2.  REVERSE MERGER ACCOUNTING

The Merger was accounted for as a reverse-merger and recapitalization in accordance with generally accepted accounting principles in the United States (“GAAP”).  AirTouch, Inc. is the acquirer for financial reporting purposes and AirTouch Communications, Inc. is the acquired company. Consequently, the assets and liabilities and the operations that will be reflected in the historical financial statements prior to the Merger will be those of AirTouch, Inc. and will be recorded at the historical cost basis of AirTouch, Inc., and the consolidated financial statements after completion of the Merger will include the assets and liabilities of the Company and AirTouch, Inc., historical operations of AirTouch, Inc. and operations of the Company from the closing date of the Merger.  Common stock and the corresponding capital amounts of the Company pre-merger have been retroactively restated as capital stock shares reflecting the exchange ratio in the Merger. In conjunction with the Merger, AirTouch, Inc. received no cash and assumed no liabilities from AirTouch Communications, Inc.  All members of the Company’s executive management are from AirTouch, Inc.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements primarily reflect the financial position, results of operations and cash flows of Company (as discussed above).  The accompanying unaudited condensed consolidated financial statements of Company have been prepared in accordance with GAAP for interim financial information and pursuant to the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission (“SEC”).  Accordingly, these interim financial statements do not include all of the information and footnotes required by GAAP for annual financial statements.  In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been included.  Operating results for the nine months ended September 30, 2011 are not necessarily indicative of the results that may be expected for the year ending December 31, 2011, or for any other period.  Amounts related to disclosures of December 31, 2010, balances within those interim condensed consolidated financial statements were derived from the audited 2010 consolidated financial statements and notes thereto filed on Form 8-K/A on April 27, 2011.

Use of Estimates

These unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and notes thereto for Company included in AirTouch Communications, Inc. Form 8-K/A filed on April 27, 2011 with the SEC.  In preparing these condensed consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the condensed consolidated financial statements and the reported amount of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.  Significant estimates and assumptions included in the Company’s condensed consolidated financial statements relate to the recognition of revenues, the estimate of the allowance for doubtful accounts, the estimate of inventory reserves, estimates of loss contingencies, valuation of long-lived assets, deferred revenues, accrued other liabilities, and valuation assumptions related to share based payments and derivative liability.

Going Concern

The Company sustained operating losses during the nine months ended September 30, 2011 and the year ended December 31, 2010.  The Company’s continuation as a going concern is dependent on its ability to generate sufficient cash flows from operations to meet its obligations and/or obtaining additional financing from its members or other sources, as may be required.

The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern; however, the above condition raises substantial doubt about the Company’s ability to do so. The condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

In 2011, Management plans are to obtain additional contracts from customers to improve profitability and raise additional capital to build the infrastructure to support the growth of the Company.

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and Subsidiary.    In April 2011, the Company acquired a 49% interest in AirTouch Labs, a California corporation (“Labs”).  Labs provides certain research and development services to the Company via exclusive contractual agreements.  Labs also manages third party research and development firms on behalf of the Company.  As a result of the Contractual Agreements, the Company maintains the ability to control Labs, is entitled to substantially all of the economic benefits from Labs and is obligated to absorb all of Labs’ expected losses.  Therefore, the Company consolidates Labs in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810, Consolidation. All intercompany transactions and balances have been eliminated in consolidation.

Cash and Cash Equivalents

Cash equivalents are comprised of certain highly liquid investments with maturities of three months or less when purchased.  The Company maintains its cash in bank deposit accounts which at times may exceed federally insured limits.  The Company had no cash equivalents as of September 30, 2011 and December 31, 2010.

Certificate of Deposit

During the nine months ended September 30, 2011 the Company invested  $2,030,020 in certificates of deposit.  The certificates of deposit carry a term of 12 months and earn interest at 0.40% compounded monthly.   $30,020 of these certificates of deposit is used as collateral for the Company’s credit card program.

Accounts Receivable

Accounts receivable consists of trade accounts arising in the normal course of business. No interest is charged on past due accounts.  Accounts for which no payments have been received after 30 days are considered delinquent and customary collection efforts are initiated.  Accounts receivable are carried at original invoice amount less a reserve made for doubtful receivables based on a review of all outstanding amounts on a monthly basis.

Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition and credit history, and current economic conditions.  There was no allowance for doubtful accounts at September 30, 2011.

Accounts receivables are written off when deemed uncollectible.  Recoveries of accounts receivable previously written off are recorded when received.  There were no accounts receivables at September 30, 2011 or December 31, 2010.

Inventory

Inventory is stated at lower of cost or market on a first-in, first-out basis. Inventory consists of purchased finished goods and parts used by the contract manufacturer. There was no reserve for inventory at September 30, 2011 and December 31, 2010.

Deferred Financing Costs

Deferred financing costs incurred from the sale of convertible debt are capitalized and amortized over the remaining life of the convertible debt.  Deferred financing costs were zero and  $46,400 at September 30, 2011 and December 31, 2010, respectively.

Equipment

Equipment is stated at cost. Major improvements and betterments are capitalized. Maintenance and repairs are expensed as incurred. Equipment is depreciated over five years. Depreciation is computed using the straight-line method for financial reporting purposes.

Depreciation expense for the nine months ended September 30, 2011 and 2010 was  $25,926 and  $59,735, respectively. Tooling equipment is purchased for use by the contract manufacturer and the contract firm performing research and development services.

Patents

Patents consist of legal costs associated with filing and maintaining patent applications.  The Company accounts for patents in accordance with ASC 350-30 and ASC 360. The Company amortizes the capitalized patent costs on a straight-line basis over a period of 10 years, which is management’s estimated useful life of the patents.  Amortization expense for the nine month period ended September 30, 2011 and 2010 was  $14,769 and  $18,826, respectively.

Long-Lived Assets

In accordance with ASC 350-30, the Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that their net book value may not be recoverable. When such factors and circumstances exist, the Company compares the projected undiscounted future cash flows associated with the related asset or group of assets over their estimated useful lives against their respective carrying amount. Impairment, if any, is based on the excess of the carrying amount over the fair value, based on market value when available, or discounted expected cash flows, of those assets and is recorded in the period in which the determination is made.

The Company’s management currently believes there is no impairment of its long-lived assets. There can be no assurance, however, that market conditions will not change or demand for the Company’s products under development will continue. Either of these could result in future impairment of long-lived assets.

Fair Value of Financial Instruments

The fair value accounting guidance defines fair value as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.”  The definition is based on an exit price rather than an entry price, regardless of whether the entity plans to hold or sell the asset.  This guidance also establishes a fair value hierarchy to prioritize inputs used in measuring fair value as follows:

•	Level 1: Observable inputs such as quoted prices in active markets;

•	Level 2: Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

•	Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The carrying value of the Company’s restricted certificates of deposit as September 30, 2011 consisted of Level 2 assumptions used in their valuation, which are based on significant other observable inputs of interest rates and time to maturity.

The carrying value of the Company's derivative liability at December 31, 2010 consisted of Level 2 assumptions used in its valuation, which are based on significant other observable inputs of variable reference rates and volatilities. There was no derivative liability at September 30, 2011.

This carrying value of accounts payables and accrued expenses approximates the fair value due to their short-term maturities.

Revenue Recognition

Revenues are derived from the sale of product purchased from a contract manufacturer.  The Company recognizes revenue on arrangements in accordance with FASB ASC No. 605, “Revenue Recognition.” In all cases, revenue is recognized when all of the following conditions exist: (a) persuasive evidence of an arrangement exists in the form of an accepted purchase order or equivalent documentation; (b) delivery has occurred, based on shipping terms, or services have been provided; (c) the Company’s price to the buyer is fixed or determinable, as documented on the accepted purchase order or similar documentation; and (d) collectability is reasonably assured.

Research and Development Costs

Research and development costs consist of expenditures for the research and development of new products and technology related to the Company’s products. The Company expenses all costs associated with research and development. Research and development costs for the nine months ended September 30, 2011 and 2010 totaled  $1,679,259 and  $954,238, respectively.

Advertising Costs

Advertising costs are expensed as incurred. Advertising and promotional expense for the nine months ended September 30, 2011 and 2010 totaled approximately  $34,000 and  $31,000, respectively, and are included in selling, general and administrative expense in the accompanying statements of operations.

Shipping and Handling Costs

Shipping and handling costs are charged to operations when incurred and are included in selling, general, and administrative expenses in the accompanying statements of operations. Shipping and other related costs for the nine months ended September 30, 2011 and 2010 totaled approximately  $15,164 and  $23,000, respectively.

Income Taxes

Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

The Company calculates a provision for income taxes using the asset and liability method, under which deferred tax assets and liabilities are recognized by identifying the temporary differences arising from the different treatment of items for tax and accounting purposes. In determining the future tax consequences of events that have been recognized in the financial statements or tax returns, judgment and interpretation of statutes is required. Additionally, the Company uses tax planning strategies as a part of its tax compliance program. Judgments and interpretation of statutes are inherent in this process.

Derivative Accounting Policy

Convertible Notes Payable and Derivative Liabilities: The Company accounts for convertible notes payable and warrants in accordance with ASC Topic 815 (“Derivatives and Hedging”). This standard requires the conversion feature of convertible debt be separated from the host contract and presented as a derivative instrument if certain conditions are met. ASC 815-40-15, formerly Emerging Issue Task Force (EITF) 00-19, "Accounting for Derivative Financial Instruments Indexed to and Potentially Settled in a Company’s Own Stock" and ASC 815-40-25, formerly EITF 05-2, "The Meaning of ‘Conventional Convertible Debt Instrument;’ in issue No. 00-19" were also analyzed to determine whether the debt instrument is to be considered a conventional convertible debt instrument and classified in stockholders' equity.

All convertible notes payable were evaluated and determined not to be conventional convertible debt instruments and therefore, because of certain terms and provisions including liquidating damages under the associated registration rights agreement, embedded conversion options were bifurcated and accounted for as derivative liability instruments. The stock warrants issued in conjunction with the convertible notes payable were also evaluated and determined to be a derivative instrument and, therefore, classified as a liability on the balance sheet. The accounting guidance also requires that the conversion feature and warrants be recorded at fair value for each reporting period with changes in fair value recorded in the consolidated statements of operations.

On April 28, 2011, holders of  $5,217,500 of the face amount of the Company’s convertible notes exercised their right to convert their notes into common stock of the Company. In connection with the consummation of the Private Placement, the Bridge Warrants held by the investors were converted into three year warrants to purchase an aggregate of 5,267,500 shares of the Company’s common stock at an exercise price of  $2.00 per share.  See Note 9.

Loss per Share

Basic loss per share is computed by dividing earnings to common stockholders by the weighted average number of common shares outstanding (including shares reserved for issuance) during the period. Diluted loss per share includes potentially dilutive securities such as warrants using various methods such as the treasury stock or modified treasury stock method in the determination of dilutive shares outstanding during each reporting period. The equity instruments attached to the convertible notes were not included in the earnings per share calculations because the inclusion would have been anti-dilutive.

Recent Accounting Pronouncements

Accounting standards promulgated by the FASB change periodically. Changes in such standards may have an impact on the Company’s future financial statements. The following are a summary of recent accounting developments.

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on its financial condition or the results of its operations.

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU 2011-04”). ASU 2011-04 redefines many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to ensure consistency between U.S. GAAP and IFRS. ASU 2011-04 also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is effective for the Company beginning in the first quarter of 2012 and is to be applied prospectively. The Company anticipates that the adoption of this standard will not materially expand its consolidated financial statement footnote disclosures.

RESTRICTED CERTIFICATES OF DEPOSIT (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
RESTRICTED CERTIFICATES OF DEPOSIT

4. RESTRICTED CERTIFICATES OF DEPOSIT

On July 12, 2011, the Company entered into a collateral agreement in the amount of  $30,000 with a term of 12 months. This agreement collateralizes the Company’s credit card program.

CONCENTRATIONS (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
CONCENTRATIONS

5. CONCENTRATIONS

During the nine months ended September 30, 2011, the Company derived 89% and 11%, respectively, of its revenue from two customers.  There were no outstanding receivables from these customers at September 30, 2011.

During the year 2010, the Company derived 36% of its revenue each from two customers and 12% of its revenue from one customer. There were no outstanding receivables from these customers at December 31, 2010.

During 2010, approximately 86% of the Company’s purchases included in cost of sales were from one supplier. There were no amounts outstanding to this supplier at December 31, 2010.

INVENTORY (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
INVENTORY

6.  INVENTORY

Inventories consist of the following:

	September 30, 2011	December 31, 2010
Raw materials	$48,998	$75,000
Work in process	361,545	-
Finished goods	299,919	254,118
Total	$710,462	$329,118

PROPERTY AND EQUIPMENT, NET (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
PROPERTY AND EQUIPMENT, NET

7.  PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following:

	September 30, 2011	December 31, 2010
Machinery and tooling	$351,800	$351,800
Furniture and fixtures	26,486	22,956
Equipment	130,373	23,269
Less: Accumulated depreciation	(268,104)	(242,178)
Total property and equipment, net	$240,555	$155,847

INTANGIBLE ASSETS, NET (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

The components of all intangible assets were as follows:

	September 30, 2011	December 31, 2010
Patents	$259,359	$244,457
Trademark	2,822	2,797
Less: Accumulated amortization	(78,795)	(64,026)
Total intangible assets, net	$183,386	$183,228

Amortization expense relating to the patents for the nine months ended September 30, 2011 and 2010 totaled  $ 14,769 and  $18,826, respectively. Future amortization expense for these assets is as follows.

2011 (3 months remaining)	$4,924
2012	19,693
2013	19,693
2014	19,693
2015	19,693
Thereafter	99,690
Total	$183,386

We accumulated  $2,822 on our balance sheet for prosecution and related processing fees for trademark registration initiatives with the US Patent and Trademark Office.

NOTES PAYABLE (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
NOTES PAYABLE

9.  NOTES PAYABLE

In December 2010, the Company converted an outstanding account payable in the amount of  $94,500 to a note payable.  The note paid interest at a rate of 5.25% per annum and was due on July 1, 2011.  Interest only payments were due on the first of each month. This note was paid off in July 2011.

On March 3, 2011, the Company issued certain notes to borrow  $26,000.  The notes accrued interest at a rate of 5%.  The face amount of the notes together with the accrued interest was due on the earlier of 90 days or when the Company raised  $5 million through the sale of equity securities. These notes were paid off on April 3, 2011.

On March 17, 2011, the Company issued a note to borrow  $121,433.  The note accrued interest at a rate of 10% per annum.  The face amount of the note together with the accrued interest was due on the earlier of six months or when the Company raised  $5 million through the sale of equity securities. This note was paid off on April 14, 2011.

BRIDGE LOANS (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
BRIDGE LOANS

10.  BRIDGE LOANS

As of September 30, 2011, the Company had sold an additional  $2,282,500 of convertible notes to private investors (“Bridge Facility”).  The notes were sold in various amounts with a term of six months and a stated rate of interest of 10% compounded annually.  The notes provide for a three-year warrant to purchase an amount of common stock equal to the face amount of the note divided by the lower of the price per share of the common stock as determine by a Financing Event (defined below) or 100% of the fair market value of the common stock at the date of the note.  In connection with the sale of the convertible notes, the Company incurred certain costs that were paid to placement agents for assistance with the sale of the convertible notes.  These costs were accounted for as deferred financing costs and are amortized over the term of the convertible notes using the effective interest rate method.  On April 28, 2011, notes in the amount of  $5,506,428 including interest were converted into 2,753,214 shares of common stock.

During 2010, holders of  $3,035,000 of notes with these terms agreed to extend the terms of the notes to the earlier of six months from the maturity date of the original note or the closing of a debt or equity financing with a minimum of  $2 million in gross proceeds (“Financing Event”), and to convert their notes into common stock equal to the amount of the note plus accrued interest divided by the lower of the stock price as determined by the closing of the Financing Event or 100% of the fair market value of the common stock at the date of the note.  In exchange for their agreement to extend the term of the note and to convert the note into equity the note holders received twice the amount of warrants provided under their original note and warrant agreement.

Pursuant to ASC Topic 470 "Debt with Conversion and Other Options," the Company previously recorded a debt discount in the amount of  $524,483 based on the fair value allocation of the embedded conversion feature and the fair value allocation of the warrants.  The debt discount was eliminated in April 2011 when the convertible notes were converted into the Company’s common stock.

SHARE-BASED COMPENSATION (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
SHARE-BASED COMPENSATION

11.  SHARE-BASED COMPENSATION

Stock Option

The Company records stock-based compensation expense related to stock options and the stock incentive plan in accordance with ASC 718, “Compensation – Stock Compensation.”

The Company adopted a stock incentive plan in February 2011.  The Company has authorized 1,500,000 shares of common stock for issuance to officers and employees.  The Plan provides for grants of options to purchase common stock at the fair market value of such shares on the grant date.

The options vest quarterly over a two-year period beginning on the grant date.  Options granted under the plan are incentive stock options and non-qualified stock options under the U.S. Internal Revenue Code.  The contractual term of the options is ten years. For the nine months ended September 30, 2011 the Company issued stock options from the plan to purchase 1,528,196 shares of the common stock of the Company.

Total stock-based compensation expense included in general and administrative expense for the nine months ended September 30, 2011 was  $263,730.  ASC 718, “Compensation – Stock Compensation” requires that the only the amount of compensation expense expected to vest be recognized.

The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model and the assumptions in the following table.  The expected volatility is based on the daily historical volatility of comparative companies, measured over the expected term of the option.  The risk-free rate is based on the implied yield on a U.S. Treasury zero-coupon issue with a remaining term closest to the expected term of the option.

The dividend yield reflects that the Company has not paid any cash dividends since inception and does not intend to pay any cash dividends in the foreseeable future.

The following assumptions were used to determine the fair value of the options at date of issuance on September 30, 2011:

Expected volatility (%)	55.75%
Risk-free interest rate (%)	0.19%
Expected term (in years)	3
Dividend yield	0%

As of September 30, 2011, there was  $710,719 of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted average period of 3 years.  The Company’s current practice is to issue new shares to satisfy option exercises.  Compensation expense for all stock-based compensation awards is recognized using the straight-line method.

The following table summarizes the Company’s stock option activity and related information for the nine months ended September 30, 2011:

	Options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate Intrinsic Value
Balance, January 1, 2011
Granted	671,754	$2	-	-
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-
Vested and expected to vest at March 31, 2011	-	-	-	-
Exercisable, March 31, 2011	-	-	-	-
Balance, March 31, 2011	671,754	$2	3	-
Granted	520,096	$2	-	-
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-
Vested and expected to vest at June 30, 2011	297,963	-	-	-
Exercisable, June 30, 2011	-	-	-	-
Balance, June 30, 2011	1,191,850	$2	3
Granted	336,346	$2	3	-
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-
Vested and expected to vest at September 30, 2011	297,963	-	-	-
Exercisable, September 30, 2011	-	-	-	-
Balance, September 30, 2011	1,528,196	$2	-	-

The aggregate intrinsic value in the table above represents the total pretax intrinsic value (the difference between the fair value of the Company’s stock on the last day of the quarter and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their option on that day.  This amount changes based on the fair market value of the Company’s stock.

As of September 30, 2011 there were no options in the money as the exercise price exceeded the fair value of the stock on that date.

The unrecognized compensation expenses for the nine months ended September 30, 2011 is as follow:

Balance, January 1, 2011	-
Compensation expenses incurred	$438,078
Recognized compensation expenses	37,078
Balance, March 31, 2011	401,000
Compensation expenses incurred	328,519
Recognized compensation expenses	101,346
Balance, June 30, 2011	$628,173
Compensation expenses incurred	207,852
Recognized compensation expense	125,306
Balance, September 30, 2011	$710,719

DERIVATIVE LIABILITY (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
DERIVATIVE LIABILITY

12.  DERIVATIVE LIABILITY

Warrants

The conversion features of both the convertible notes payable and related warrants met the definition of a derivative liability due to the contract obligations.  Derivative instruments are measured at fair value at each reporting period with gains and losses recognized in current earnings.  The Company calculated the fair value of these instruments using the Black-Scholes pricing model. The significant assumptions used in the calculation of the instruments fair value are detailed in the table below.

On April 28, 2011, the convertible notes were either paid in full or converted; therefore, the liability associated with the derivative component of the warrant was eliminated at June 30, 2011.  The result was a reclassification of the derivative liability to additional paid in capital in the amount of  $1,869,906.

The following table represents the Company’s derivative liability activity for both the embedded conversion features and the warrants for the nine months ended September 30, 2011:

Issuance of derivative financial instrument	$1,901,813
Reclassification to equity upon conversion of debt	(1,869,906)
Change in derivative liability	31,907
Total	$-

The following assumptions were used to determine the fair value of the warrants as of the date the derivative component of the warrant was eliminated:

Volatility	55.63%
Expected dividend	-
Expected term	6 months to 3 years
Risk free rate	0.77%
Weighted average strike price	$2.79

As described in Note 9, during the year 2010 and the nine months ended September 30, 2011, the Company issued financial instruments in the form of warrants and convertible notes payable with conversion features; granted warrants to purchase 182,125 shares of common stock to service providers; and granted a warrant in connection with entering into an agreement with Brightpoint, Inc.

CAPITAL LEASE (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
CAPITAL LEASE

13. CAPITAL LEASE

The Company is the lessee of office furniture under a capital lease expiring in February 2013.  The assets and liabilities held under capital lease are initially recorded at the lower of the present value of the minimum lease payments or the fair value of the asset.

The assets are depreciated over the lower of the related lease terms or their estimated productive lives.  Depreciation of assets under capital lease is included in depreciation expense for the nine months ended September 30, 2011.

The following is a summary of property and equipment held under capital lease:

Office furniture	$22,956
Less: Accumulated depreciation	(11,478)
Property held under capital lease, net	$11,478

Depreciation of assets held under this capital lease for the nine months ended September 30, 2011 and 2010 was  $6,887  and  $4,591, respectively. The implicit interest rate under this capital lease is 35%.

Minimum future lease payments under this capital lease as of September 30, 2011, for each of the next 20 months and in the aggregate are as follows:

2011 (3 months remaining)	$2,429
2012	9,714
2013	31
Total minimum lease payments	12,174
Less: Amount representing interest	(2,132)
Present value of obligations under capital lease	10,042
Less: Current portion of obligations under capital lease	(7,703)
Long-term portion of obligations under capital lease	$2,339

COMMITMENTS AND CONTINGINCIES (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
COMMITMENTS AND CONTINGINCIES
14.  COMMITMENTS AND CONTINGINCIES

During the ordinary course of business, the Company encounters various legal claims which, in the opinion of management, will not materially affect the Company.

The Company leases office space in California under an operating lease. The Company signed a twenty-five month lease beginning on May 17, 2010 through June 17, 2012. The Company is required to pay monthly rental payments of approximately  $4,200. Total rent expense for the nine months ended September 30, 2011 totaled approximately  $37,700.

On October 28, 2011, the company entered into a new operating lease agreement which amended the existing lease for office space. The amended lease has an initial term of 36 months commencing on November 1, 2011 and includes minimum lease payments of  approximately  $249,100.  The lease includes an option to extend the lease for an additional three year period at a lease rate which approximates fair market value.

Future minimum payments are as follows:

2011 (3 months remaining)	$4,200
2012	84,200
2013	86,700
2014	74,000
Total Minimum Lease Payments	$249,100

RELATED PARTY TRANSACTIONS (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
RELATED PARTY TRANSACTIONS
15.  RELATED PARTY TRANSACTIONS

There were no related party transactions during the nine months ended September 30, 2011 and 2010, except as set forth below.

On March 31, 2010,  $227,376 of unpaid salary and related accrued interest was forgiven by its Chief Executive Officer, which is included in other income in the statement of operations for the nine months ended September 30, 2010.  The unpaid salary was bearing interest at 11.25% per annum.  Unpaid interest on accrued salaries to the Chief Executive Officer was  $0 and  $22,978 at September 30, 2011 and December 31, 2010, respectively.

During the nine months ended September 30, 2011, payments for research and development costs in the amount of  $1,475,769 were paid to Waxess Research & Development which was eliminated during consolidation.  The Company owns 49% of Waxess Research & Development, which on August 26, 2011 filed an amendment to its Articles of Incorporation with the Secretary of State of California to change its name to “AirTouch Labs, Inc.”

STOCKHOLDERS' EQUITY (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
STOCKHOLDERS' EQUITY
16.  STOCKHOLDERS’ EQUITY

Common Stock

Pursuant to the terms and conditions of the Merger on February 4, 2011 (see Note 1 and 2) each share of AirTouch, Inc.’s common stock issued and outstanding immediately prior to the closing of the Merger was exchanged for the right to receive 1.19883186 shares of AirTouch Communications, Inc. common stock.  An aggregate of 7,500,000 shares of AirTouch Communications, Inc. common stock were issued to the holders of AirTouch, Inc.’s common stock and represents approximately 87% of the outstanding shares of AirTouch Communications, Inc.  Additionally, 1,083,333 shares of common stock held by stockholders of AirTouch Communications, Inc. prior to the Merger remain outstanding. These 1,083,333 shares constitute the “public float” and are the only shares of registered common stock and accordingly are the only shares available for resale without further registration or an exemption therefrom.

During 2011, the Company sold 6,000,000 shares of common stock together with 6,000,000 warrants for  $12,000,000 to various parties less  $1,336,920 of issuance costs.

During the three months ended September 30, 2011, the Company issued 161,743 shares of common stock to certain investors when the Company failed to file the registration statement by an agreed upon date.

On September 15, 2011, the Company issued 47,500 shares, and recorded a noncash charge of  $85,975, for financial services provided related to raising equity.

On July 27, 2011, the Company converted 8,714,111 of outstanding warrants into 1,958,777 shares of common stock at a conversion rate of 10% to 30%.

On July 1, 2011, the Company cancelled 125,000 shares of common stock originally restricted for marketing purposes.

On April 28, 2011, notes in the amount of  $5,506,428 including interest were converted into 2,753,214 shares of common stock.   See Note 9.

On February 4, 2011, the Company converted 179,825 of outstanding warrants into an equal number of shares of common stock.

In February 2011, Brightpoint, Inc. purchased the remaining 205,463 shares under the Agreement for  $250,001.  At September 30, 2011, Brightpoint, Inc. owned 4,533,768 shares of the Company’s common stock based on the conversion pursuant to the Merger on February 4, 2011.

During 2010, the Company entered into certain agreements (“Agreements”) with Brightpoint, Inc.  The Agreements appoints Brightpoint, Inc. as the master distributor for all of the Company’s products.  The exclusivity or non-exclusivity of the appointment is determined on a territory by territory basis.  The Agreements also provided for the sale of 787,186 shares of the Company’s common stock to Brightpoint, Inc. for  $1,500,000, after which the parties agreed to an additional 100,000 shares for the same consideration.

On July 26, 2010 Brightpoint, Inc. purchased 266,320 shares for  $500,000.  On October 1, 2010, Brightpoint, Inc. purchased an additional 266,320 shares for  $500,000.  On December 7, 2010, Brightpoint, Inc. purchased 183,160 shares for  $250,000.

During 2010, the Company sold 774,557 shares of common stock for  $1,400,056 to various parties.

During 2010, the Company cancelled 71,430 shares of common stock from two shareholders after using best efforts to make contact with them.

During 2010, related party notes in the amount of  $231,562 were cancelled in exchange for 475,063 shares of common stock.

During 2010,  $500,000 of convertible notes payable and  $20,913 of accrued interest was converted into 289,643 shares of the Company’s common stock with various note holders.

As of September 30, 2011, the Company had 13,770,665 warrants outstanding with exercise prices ranging from  $2 to  $3.  Below is summary of the warrant activities for the nine month period ended September 30, 2011:

Balance, December 31, 2010	2,985,000
Granted	19,499,776
Exchanged	(8,714,111)
Balance, September 30, 2011	13,770,665

PROVISION FOR INCOME TAXES (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
PROVISION FOR INCOME TAXES

17.  PROVISION FOR INCOME TAXES

The items accounting for the difference between income taxes computed at the federal statutory rate and the benefit for income taxes were as follows:

	September 30, 2011	September 30, 2010

Provision computed at federal statutory rate	34.00%	34.00%
State tax, net of federal tax benefit	4.13%	8.84%
FMV adjustment on warrants	(6.49%)	0.00%
Other adjustments	(3.48%)	0.00%
Valuation allowance	(28.17%)	(42.84%)
Effective income tax rate	(0.01%)	0.00%

As of September 30, 2011, the Company has estimated federal and state net operating loss carryforwards of approximately  $1,040,000 and  $10,986,000, respectively which can be used to offset future federal and state income tax. These net operating loss carryforwards expire in various years through 2031.

Deferred tax assets resulting from the net operating losses are reduced by a valuation allowance, when, in the opinion of management, utilization is not reasonably assured.  The following summarizes the deferred tax assets as of September 30, 2011 and December 31, 2010:

	September 30, 2011	December 31, 2010
Net operating losses	$4,394,401	$2,577,829
Accrued expenses	18,307	36,719
Stock options & warrants	105,055	22,073
Other	(1,881)	6,639
Less: valuation allowance	(4,515,881)	(2,643,260)
Net deferred tax asset	$-	$-

The Company’s valuation allowance increased by  $1,872,621 for the nine months ended September 30, 2011. Due to a potential change in ownership under IRC 382, the amount of net operating loss that the Company may utilize in a future year may be limited under IRC Section 382.

The Company periodically evaluates the likelihood of the realization of deferred tax assets, and adjusts the carrying amount of the deferred tax assets by a valuation allowance to the extent the future realization of the deferred tax assets is not judged to be more likely than not.

The Company considers many factors when assessing the likelihood of future realization of our deferred tax assets, including recent cumulative earnings experience by taxing jurisdiction, expectations of future taxable income or loss, the carry-forward periods available to us for tax reporting purposes, and other relevant factors.

At September 30, 2011, based on the weight of available evidence, including cumulative losses in recent years and expectations of future taxable income, the Company determined that it was more likely than not that its deferred tax assets would not be realized.  Accordingly, the Company has recorded a valuation allowance equivalent to 100% of its cumulative deferred tax assets.

As a result of the implementation of certain provisions of ASC 740 the Company performed an analysis of its previous tax filings and determined that there were no positions taken that it considered material uncertain.  Therefore, there was no provision for uncertain tax positions for the quarters ended September 30, 2011 and 2010.  Future changes in uncertain tax positions are not expected to have an impact on the effective tax rate due to the existence of the valuation allowance.

The Company will continue to classify income tax penalties and interest, if any, as part of interest and other expenses in its statements of operations. The Company has incurred no interest or penalties as of September 30, 2011 and 2010.

The following table summarizes the open tax years for each major jurisdiction:

Jurisdiction	Open Tax Years

Federal	2008-2010

State	2008-2010

SUBSEQUENT EVENTS (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
SUBSEQUENT EVENTS

18.  SUBSEQUENT EVENTS

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through November 15, 2011.

On October 28, 2011, the company entered into a new operating lease agreement which amended the existing lease for office space.  The amended lease has an initial term of 36 months commencing on November 1, 2011 and includes minimum lease payments of  approximately  $249,100.  The lease includes an option to extend the lease for an additional three year period at a lease rate which approximates fair market value.

On October 3, 2011, the Company entered into a revolving line of credit in the amount of  $2,000,000.  Terms of the agreement include interest that accrues at the greater of a) 2.5% or b) Prime less 0.5% and a maturity date of September 1, 2012.  The line is collateralized by a  $2,000,000 certificate of deposit.  As of November 15, 2011, the Company had not drawn on the line.

On October 1, 2011, the Company acquired all assets of Waxess Japan in a stock acquisition for  $120,000.  The transaction is being recognized as a business combination in accordance with ASC 805, “Business Combinations”.   During the same month  Waxess Japan changed its name to AirTouch Japan.

Waxess USA ORGANIZATION AND BUSINESS (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA ORGANIZATION AND BUSINESS	1. ORGANIZATION AND BUSINESS

Waxess USA, Inc. (the “Company” or “Waxess”) was incorporated on February 4, 2008 under the laws of the state of California and, on the date of incorporation, certain assets from Waxess, Inc. a Delaware company, were transferred to the Company. Waxess USA, Inc. and Waxess, Inc. are related parties as defined by generally accepted accounting principles.  Waxess USA, Inc. is engaged in the development and marketing of telecommunication devices capable of converging traditional landline, cellular and data services based on patented technology.  The Company designs and markets a dual mode communication terminal (“DMCT”) under the name cell@homeTM, which is a wireless (cellular) and PSTN (landline) communications device for the home and small office.

As discussed more fully in Note 16, the Company was merged into Waxess Holdings, Inc. on February 4, 2011.

Waxess USA SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles (“GAAP”) as promulgated in the United States of America.

Use of Estimates

Financial statements prepared in accordance with accounting principles generally accepted in the United States require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash equivalents are comprised of certain highly liquid investments with maturities of three months or less when purchased.  The Company maintains its cash in bank deposit accounts which at times may exceed federally insured limits.  The Company had no cash equivalents as of December 31, 2010 and 2009.

Accounts Receivable

Accounts receivable consists of trade accounts arising in the normal course of business. No interest is charged on past due accounts.  Accounts for which no payments have been received after 30 days are considered delinquent and customary collection efforts are initiated.  Accounts receivable are carried at original invoice amount less a reserve made for doubtful receivables based on a review of all outstanding amounts on a monthly basis.  Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition and credit history, and current economic conditions.  Accounts receivable are written off when deemed uncollectible.  Recoveries of accounts receivable previously written off are recorded when received.  There were no accounts receivable at December 31, 2010 and 2009.

Inventory

Inventory is stated at lower of cost or market on a first-in, first-out basis. Inventory consists of purchased finished goods and parts used by the contract manufacturer.

Equipment

Equipment is stated at cost. Major improvements and betterments are capitalized. Maintenance and repairs are expensed as incurred. Equipment is depreciated over five years. Depreciation is computed using the straight-line method for financial reporting purposes for income tax purposes. Depreciation expense for the years ended December 31, 2010 and 2009 was  $63,178 and  $93,000, respectively. Tooling equipment is purchased for use by the contract manufacturer and the contract firm performing research and development services.

Patents

Patents consist of legal costs associated with filing and maintaining patent applications.  The Company accounts for patents in accordance with ASC 350-30 and ASC 360. The Company amortizes the capitalized patent costs on a straight-line basis over a period of 10 years, management’s estimated useful life of the patents.

Long-Lived Assets

In accordance with ASC 350-30, the Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that their net book value may not be recoverable. When such factors and circumstances exist, the Company compares the projected undiscounted future cash flows associated with the related asset or group of assets over their estimated useful lives against their respective carrying amount. Impairment, if any, is based on the excess of the carrying amount over the fair value, based on market value when available, or discounted expected cash flows, of those assets and is recorded in the period in which the determination is made. The Company’s management currently believes there is no impairment of its long-lived assets. There can be no assurance, however, that market conditions will not change or demand for the Company’s products under development will continue. Either of these could result in future impairment of long-lived assets.

Fair Value of Financial Instruments

The fair value accounting guidance defines fair value as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.”  The definition is based on an exit price rather than an entry price, regardless of whether the entity plans to hold or sell the asset.  This guidance also establishes a fair value hierarchy to prioritize inputs used in measuring fair value as follows:

•	Level 1: Observable inputs such as quoted prices in active markets;

•	Level 2: Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

•	Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Financial Instruments

The estimated fair values of our financial assets and liabilities that are recognized at fair value on a recurring basis, using available market information and other observable data are as follows:

	December 31, 2010				December 31, 2009
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

	Quoted Prices in Active Markets or Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs		Quoted Prices in Active Markets or Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs

Assets:
Cash	$201,299	$-	$-	$201,299	$36,505	$-	$-	$36,505
Total assets:	$201,299	$-	$-	$201,299	$36,505	$-	$-	$36,505

Liabilities:
Derivative liability	$-	$-	$55,413	$55,413	$-	$-	$-	$-
Total liabilities:	$-	$-	$55,413	$55,413	$-	$-	$-	$-

Revenue Recognition

Revenues are derived from the sale of product purchased from a contract manufacturer.  The Company recognizes revenue on arrangements in accordance with FASB ASC No. 605, “Revenue Recognition”. In all cases, revenue is recognized when all of the following conditions exist: (a) persuasive evidence of an arrangement exists in the form of an accepted purchase order or equivalent documentation; (b) delivery has occurred, based on shipping terms, or services have been provided; (c) the Company’s price to the buyer is fixed or determinable, as documented on the accepted purchase order or similar documentation; and (d) collectability is reasonably assured. In 2010, two customers returned  $151,745 of the Company’s products for software modifications due to changes by certain carriers.

Research and Development Costs

Research and development costs consist of expenditures for the research and development of new products and technology related to the Company’s products. The Company expenses all costs associated with research and development. Research and development costs for December 31, 2010 and 2009 totaled  $1,803,809 and  $79,084, respectively.

Advertising Costs

Advertising costs are expensed as incurred. Advertising and promotional expense for December 31, 2010 and 2009 totaled approximately  $9,891 and  $650, respectively, and are included in selling, general and administrative expense in the accompanying statements of operations.

Shipping and Handling Costs

Shipping and handling costs are charged to operations when incurred and are included in selling, general, and administrative expenses in the accompanying statements of operations. Shipping and other related costs for December 31, 2010 and 2009 totaled approximately  $16,000 and  $2,148, respectively.

Income Taxes

Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

The Company calculates a provision for income taxes using the asset and liability method, under which deferred tax assets and liabilities are recognized by identifying the temporary differences arising from the different treatment of items for tax and accounting purposes. In determining the future tax consequences of events that have been recognized in the financial statements or tax returns, judgment and interpretation of statutes is required. Additionally, the Company uses tax planning strategies as a part of its tax compliance program. Judgments and interpretation of statutes are inherent in this process.

Loss per Share

Basic loss per share is computed by dividing earnings to common stockholders by the weighted average number of common shares outstanding (including shares reserved for issuance) during the period. Diluted loss per share includes potentially dilutive securities such as warrants using various methods such as the treasury stock or modified treasury stock method in the determination of dilutive shares outstanding during each reporting period. The equity instruments attached to the convertible notes were not included in the earnings per share calculations because the inclusion would have been anti-dilutive.

Recent Accounting Pronouncements

Accounting standards promulgated by the FASB change periodically. Changes in such standards may have an impact on the Company’s future financial statements. The following are a summary of recent accounting developments.

In January 2010, FASB issued ASU No. 2010-01- Accounting for Distributions to Shareholders with Components of Stock and Cash. The amendments in this update clarify that the stock portion of a distribution to shareholders that allows them to elect to receive cash or stock with a potential limitation on the total amount of cash that all shareholders can elect to receive in the aggregate is considered a share issuance that is reflected in EPS prospectively and is not a stock dividend for purposes of applying Topics 505 and 260 (Equity and Earnings Per Share). The amendments in this update are effective for interim and annual periods ending on or after December 15, 2009, and should be applied on a retrospective basis. The Company has determined that the adoption of this ASU will not have a material impact on its financial statements.

In January 2010, the FASB issued ASU 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements (“ASU 2010-06”).  ASU 2010-06 requires new disclosures regarding transfers in and out of the Level 1 and 2 and activity within Level 3 fair value measurements and clarifies existing disclosures of inputs and valuation techniques for Level 2 and 3 fair value measurements.  The new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure of activity within Level 3 fair value measurements, which is effective for fiscal years beginning after December 15, 2010.  The Company has adopted of the expanded disclosure requirements of ASU 2010-06 and determined there is no material effect on its financial statements or prior year disclosures.

Waxess USA CONCENTRATIONS (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA CONCENTRATIONS	3. CONCENTRATIONS

During the year 2010, the Company derived 36% of its revenue each from two customers and 12% of its revenue from one customer.  There were no outstanding receivables from these customers at December 31, 2010.

During 2010, approximately 86% of the Company’s purchases included in cost of sales were from one supplier.  There were no amounts outstanding to this supplier at December 31, 2010.

The Company had revenues from one customer during 2009 that accounted for 89% of the Company’s total net revenue.  There was no outstanding receivable from this customer at December 31, 2009.

During 2009, 97% of the cost of sales for the Company was from one supplier.  There was no amount outstanding to this supplier at December 31, 2009.

Waxess USA INVENTORY (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA INVENTORY	4. INVENTORY

Inventories consist of the following as of December 31, 2010, and 2009:

	2010	2009
Finished Goods	$254,118	$-
Parts	75,000	-
Total	$329,118	$-

During 2010, the Company wrote down approximately  $167,000 of its first generation inventory in anticipation of the introduction of its second generation product line.

There was no inventory at December 31, 2009.

Waxess USA EQUIPMENT, NET (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA EQUIPMENT, NET	5. EQUIPMENT, NET

Equipment consists of the following as of December 31:

	2010	2009
Tooling costs	$351,800	$298,800
Office furniture	22,956	-
Computers and equipment	23,269	-
Less: Accumulated depreciation	(242,178)	(179,000)
Total Equipment, net	$155,847	$119,800

Waxess USA PATENTS, NET (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA PATENTS, NET	6. PATENTS, NET

Amortization expense relating to the patents as of December 31, 2010 and 2009 totaled  $21,421 and  $22,893, respectively.  Future amortization expense for these assets is as follows.

2010	$19,903
2011	19,692
2012	19,692
2013	19,692
2014	19,692
Thereafter	84,557
Total	$183,228

Waxess USA NOTES PAYABLE (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA NOTES PAYABLE	7. NOTES PAYABLE

On December 30, 2010, the Company converted an outstanding account payable in the amount of  $94,500 to a note payable.  The note earns interest at a rate of 5.25% per annum and is due on July 1, 2011.  Interest only payments are due on the first of each month.

Waxess USA BRIDGE LOANS (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA BRIDGE LOANS	8. BRIDGE LOANS

During the year ended December 31, 2010, the Company sold  $3,035,000 of convertible notes to private investors (“Bridge Facility”).  The notes were sold in various amounts with a term of six months and a stated rate of interest of 10% compounded annually.  The notes provide for warrants to purchase common stock with a three year expiration.  As of December 31, 2010, holders of  $2,735,000 of these notes agreed to extend the terms of the notes to the earlier of six months from the maturity date of the original note or the closing of a debt or equity financing with a minimum of  $2 million in gross proceeds (“Financing Event”), and to convert their notes into common stock  equal to the amount of the note plus accrued interest divided by the lower of the stock price  as determined by the closing of the Financing Event  or 100% of the fair market value of the common stock at the date of the note.  In exchange for their agreement to extend the term of the note and to convert the note into equity the note holders received twice the amount of warrants provided under their original note and warrant agreement.  Holders of the remaining  $300,000 in notes will be paid with the proceeds following the closing of the Financing Event.  As of December 31, 2010 there were warrants outstanding from the sale of convertible notes that could be converted into 2,985,000 shares of common stock. The note holders have a first priority interest in the assets of the Company.

During 2009, the Company issued a convertible note payable to a Corporation (Holder) with a principal amount of  $500,000, earning interest at a rate of 7% per annum compounded quarterly.  All unpaid principal and interest was due and payable in two installments. One  $250,000 installment was due on June 27, 2010, and the second installment of  $250,000 was due on August 3, 2010.  According to the agreement, the holder is to receive 50,000 common shares.  In the event of the closing by the Company of a “Qualified Financing” prior to the maturity date, the Holder had the option to convert all or any portion of the outstanding principal of, and accrued interest on, this Note on a dollar-for-dollar basis into the shares of preferred stock being issued and sold to the investors in the Qualified Financing at a conversion price equal to 100% of the purchase price per share of the Qualified Financing paid by the investors in the Qualified Financing.  The note agreement defined a Qualified Financing as the closing of an equity investment in the form of the Company’s preferred stock occurring after the date hereof in which the Company receives from one or more investors (which investors may include the Holder) gross proceeds of at least  $5,000,000.  During 2010, this note and all accrued interest was converted into common stock of the Company.  See Note 13.

Waxess USA DERIVATIVE LIABILITY (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess DERIVATIVE LIABILITY	9. DERIVATIVE LIABILITY

As described in Note 8, during 2010, the Company issued financial instruments in the form of warrants and convertible notes payable with conversion features; granted warrants to purchase 120,250 shares of common stock to service providers; and granted a warrant in connection with entering into an agreement with Brightpoint, Inc. (see Note 13).  One of the terms of the agreement with Brightpoint provides that the Company grant a warrant to Brightpoint equal to 19.9% of the common stock of the Company on a fully-diluted basis following the closing of a “Future Financing.”  A Future Financing is defined in the agreement as the Company selling shares of its common stock with gross proceeds of at least  $5 million.  At December 31, 2010, the Company had not completed a Future Financing and no warrant had been granted to Brightpoint.

The conversion features of both the convertible notes payable and warrants meet the definition of a derivative liability due to the contract obligations.  Derivative instruments shall also be measured at fair value at each reporting period with gains and losses recognized in current earnings.  The Company calculated the fair value of these instruments using the Black-Scholes pricing model. The Company will adopt a binomial method in the first quarter of 2011. The significant assumptions used in the calculation of the instruments fair value are detailed in the table below.

Derivative Liability – Warrants

As of December 31, 2010, the Company recorded a derivative liability of  $55,413 for the issuance of warrants.  During the year ended December 31, 2010, the Company did not recognize a gain or loss based on the fair value mark-to-market adjustment of the derivative liability associated with the warrants in the accompanying statement of operations.

These derivative liabilities have been measured in accordance with fair value measurements, as defined by GAAP.  The valuation assumptions are classified within Level 2 inputs and Level 3 inputs.  The following table represents the Company’s derivative liability activity for both the embedded conversion features and the warrants at December 31, 2010:

Issuance of derivative financial instrument	$55,413
Mark-to-market adjustment to fair value at December 31, 2010	-
Total	$55,413

The following assumptions were used to determine the fair value of the warrants as of December 31, 2010 and at date of issuance on March 15, 2010 through December 31, 2010:

Volatility	30%
Expected dividend	-
Expected term	6 months to 3 years
Risk free rate	0.2%
Strike Price	$2.00

Waxess USA CAPITAL LEASE (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA CAPITAL LEASE	10. CAPITAL LEASE

The Company is the lessee of office furniture under a capital lease expiring in February 2013.  The assets and liabilities held under capital lease are initially recorded at the lower of the present value of the minimum lease payments or the fair value of the asset.

The assets are depreciated over the lower of the related lease terms or their estimated productive lives.  Depreciation of assets under capital lease is included in depreciation expense for the year ended December 31, 2010.

The following is a summary of property and equipment held under capital lease:

Office Furniture	$22,956
Less: Accumulated Depreciation	(4,591)
Property Held Under Capital Lease, net	$18,365

Depreciation of assets held under this capital lease for the year ended December 31, 2010 was  $4,591. The implicit interest rate under this capital lease is 35 percent.

Minimum future lease payments under this capital lease as of December 31, 2010, for each of the next 26 months and in the aggregate are as follows:

2011	$9,714
2012	9,714
2013	31
Total Minimum Lease Payments	19,459
Less: Amount Representing Interest	(4,950)
Present Value of Obligations Under Capital Lease	14,509
Less: Current Portion of Obligations Under Capital Lease	(6,181)
Long-Term Portion of Obligations Under Capital Lease	$8,328

Waxess USA COMMITMENTS AND CONTINGINCIES (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA COMMITMENTS AND CONTINGINCIES	11. COMMITMENTS AND CONTINGINCIES

During the ordinary course of business, the Company encounters various legal claims which, in the opinion of management, will not materially affect the Company.

The Company leases office space in California under an operating lease. The Company signed a twenty five month lease beginning on May 17, 2010 through June 17, 2012. The Company is required to pay monthly rental payments of approximately  $4,200. Total rent expense for the year ended December 31, 2010 totaled approximately  $29,600. Future minimum payments are as follows:

2011	$50,400
2012	25,200
Total Minimum Lease Payments	$75,600

Waxess USA RELATED PARTY TRANSACTIONS (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA RELATED PARTY TRANSACTIONS	12. RELATED PARTY TRANSACTIONS

On March 31, 2010,  $227,376 of unpaid salary was forgiven by its Chief Executive Officer, which is included in other income in the statement of operations for the year ended December 31, 2010.  The unpaid salary was bearing interest at 11.25 % per annum.  Unpaid interest on accrued salaries to the Chief Executive Officer amounted to  $22,978 for the year ended December 31, 2009.

The Company had loans payable to a company owned by the Chief Executive Officer in the amount of  $217,166 as of December 31, 2009. This loan included interest of 11.25%, did not include a prepayment penalty and was unsecured. Unpaid interest on the loan amounted to  $21,960 for the year ended December 31, 2009.  The loan was converted to common stock during 2010.  See Note 13.

Waxess USA STOCKHOLDERS' TRANSACTIONS (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA STOCKHOLDERS' TRANSACTIONS	13. STOCKHOLDERS’ TRANSACTIONS

Common Stock

During 2010, the Company sold 774,557 shares of common stock for  $1,400,056.

During 2010, the Company cancelled 71,430 shares of common stock from two shareholders after using best efforts to make contact with them.

During 2010, related party notes in the amount of  $231,562 were cancelled in exchange for 475,063 shares of common stock. The Company recognized  $243,501 of expense for the difference between the carrying amount of the debt extinguished and the fair value of the stock issued and is included in selling, general and administrative expense in the statement of operations.

During 2010, the Company entered into certain agreements (“Agreements”) with Brightpoint, Inc.  The Agreements appoints Brightpoint as the master distributor for all of the Company’s products.  The exclusivity or non-exclusivity of the appointment is determined on a territory by territory basis.  The Agreements also provided for the sale of 787,186 shares of common stock to Brightpoint, Inc. for  $1,500,000.  As of December 31, 2010, Brightpoint had purchased 715,800 shares of common stock.

During 2010,  $500,000 of convertible notes payable and  $20,913 of accrued interest was converted into 289,643 shares of the Company’s common stock.

During 2009, the Company sold 78,572 shares of common stock for  $249,980.

During 2009, a note payable in the amount of  $503,474 was converted into common stock. The note holder received 173,836 common shares in exchange for the conversion of this note payable. The holder of this note also received 44,799 shares of common stock in lieu of commissions earned for services performed for the Company.

During 2009, the Company issued 50,000 shares of common stock for services performed by an individual for a total value of  $174,997.

Waxess USA INCOME TAXES (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA INCOME TAXES	14. INCOME TAXES

The items accounting for the difference between income taxes computed at the federal statutory rate and the benefit for income taxes were as follows:

	For the Year Ended December 31
	2010	2009
Federal Statutory Rate	34.00%	34.00%
State Tax, Net of Federal Benefit	9.00%	9.00%
Valuation Allowance	(43.00%)	(43.00%)
Effective Income Tax Rate	0.00%	0.00%

Significant components of deferred tax assets and (liabilities) using the Company’s effective tax rates are as follows:

	For the Year Ended December 31
	2010	2009
Loss Carry forwards	$6,477,773	$1,603,982
Less – Valuation Allowance	(6,477,773)	(1,603,982)
State Tax, Net of Federal Benefit	$ -	$ -

The Company periodically evaluates the likelihood of the realization of deferred tax assets, and adjusts the carrying amount of the deferred tax assets by a valuation allowance to the extent the future realization of the deferred tax assets is not judged to be more likely than not.  The Company considers many factors when assessing the likelihood of future realization of our deferred tax assets, including recent cumulative earnings experience by taxing jurisdiction, expectations of future taxable income or loss, the carry-forward periods available to us for tax reporting purposes, and other relevant factors.

At December 31, 2010, based on the weight of available evidence, including cumulative losses in recent years and expectations of future taxable income, the Company determined that it was more likely than not that its deferred tax assets would not be realized.  Accordingly, the Company has recorded a valuation allowance equivalent to 100% of its cumulative deferred tax assets.

As a result of the implementation of certain provisions of ASC 740 the Company performed an analysis of its previous tax filings and determined that there were no positions taken that it considered uncertain. Therefore, there was no provision for uncertain tax positions for the years ended December 31, 2010 and 2009.  Future changes in uncertain tax positions are not expected to have an impact on the effective tax rate due to the existence of the valuation allowance.

The Company will continue to classify income tax penalties and interest, if any, as part of interest and other expenses in its statements of operations. The Company has incurred no interest or penalties as of December 31, 2010 and 2009.

The following table summarizes the open tax years for each major jurisdiction:

Jurisdiction      Open Tax Years

Federal              2008 – 2010

State                  2008 – 2010

Waxess USA GOING CONCERN (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA GOING CONCERN	15. GOING CONCERN

The Company sustained operating losses during the years December 31, 2010 and 2009.  Additionally, the Company has a stockholders’ deficit of  $3,226,196 at December 31, 2010. The Company’s continuation as a going concern is dependent on its ability to generate sufficient cash flows from operations to meet its obligations and/or obtaining additional financing from its members or other sources, as may be required.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern; however, the above conditions raise substantial doubt about the Company’s ability to do so. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

In 2011, Management plans are to obtain additional contracts from customers to improve profitability and raise additional capital to build the infrastructure to support the growth of the Company.

Waxess USA SUBSEQUENT EVENTS (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA SUBSEQUENT EVENTS	16. SUBSEQUENT EVENTS

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 28, 2011, the date the financial statements were issued.

During 2011, the Company sold  $387,500 of convertible notes to private investors.  The notes were sold in various amounts with a term of six months and a stated rate of interest of 10% compounded annually.  The notes include a provision giving the note holders a warrant, with a three year expiration, to purchase common stock in an amount equivalent to the amount of the note divided by the lower of the stock price as determined by the closing of a debt or equity financing with a minimum of  $2 million in gross proceeds (“Financing Event”) or 100% of the fair market value of the common stock at the date of the note.  The note holders have a first priority interest in the assets of the Company.

In 2011, the Company sold 171,386 shares of common stock for  $250,000 in connection with the Agreement with Brightpoint, Inc. See Note 13.

On February 4, 2011, the Company entered into an Agreement of Merger and Plan of Reorganization (the “Merger Agreement”) with Waxess Acquisition Corp., a wholly owned Delaware subsidiary of Waxess Holdings, Inc., formerly International Vineyard, Inc., and a publicly held Delaware shell corporation with no operations. Upon closing of the transaction (the “Merger”) contemplated under the Merger Agreement, the Company, the surviving corporation in the merger with Waxess Acquisition Corp., became a wholly-owned subsidiary of Waxess Holdings, Inc.  Pursuant to the terms and conditions of the Merger Agreement:

•
At the closing of the Merger, each share of Waxess USA’s common stock issued and outstanding immediately prior to the closing of the Merger was exchanged for the right to receive 1.19883186 shares of our common stock. To the extent that there are fractional shares, such fractional shares will be rounded to the nearest whole share. Accordingly, an aggregate of 7,500,000 shares of our common stock were issued to the holders of Waxess USA’s common stock and represents approximately 87% of the outstanding shares of Waxess Holdings, Inc.

•
In connection with the Merger, 1,083,333 shares of common stock held by persons who were stockholders of Waxess Holdings, Inc. prior to the Merger remaining outstanding. These 1,083,333 shares constitute the “public float” and are the only shares of registered common stock and accordingly are the only shares available for resale without further registration.